8. Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues, net	$ 571,568	$ 928,530	$ 1,086,951	$ 1,559,351	$ 3,257,950	$ 3,157,532
Operating (loss), before interest amortization, depreciation and taxes	(2,794,454)		(5,233,367)
Interest income	12	42	36	93	164	274
Interest (expense)	(98,470)	(13,361)	(177,336)	(23,490)	(251,394)	(227,094)
Depreciation and amortization	(48,972)		(110,205)
Net Loss	(2,941,884)	$ (1,918,484)	(5,520,872)	$ (4,266,561)	(10,506,099)	(6,088,733)
Assets	2,357,495		2,357,495		$ 2,833,968	$ 3,228,504
Ace Marketing and Promotions, Inc.
Segment Reporting Information [Line Items]
Revenues, net	571,568		1,086,951
Operating (loss), before interest amortization, depreciation and taxes	(856,027)		(1,496,140)
Interest income	12		36
Interest (expense)	(98,470)		(177,336)
Depreciation and amortization	(13,766)		(36,373)
Net Loss	(968,251)		(1,709,813)
Assets	2,069,102		2,069,102
Mobiquity Networks Inc
Segment Reporting Information [Line Items]
Revenues, net	0		0
Operating (loss), before interest amortization, depreciation and taxes	(1,938,427)		(3,737,227)
Interest income	0		0
Interest (expense)	0		0
Depreciation and amortization	(35,206)		(73,832)
Net Loss	(1,973,633)		(3,811,059)
Assets	$ 288,393		$ 288,393